Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income:
Loans	$ 24,669,073	$ 22,903,299	$ 20,072,107
Mortgage-Backed Securities	6,657,925	5,437,099	4,802,240
Investment Securities	5,504,563	4,658,194	4,869,996
Other	102,550	73,483	42,562
Total Interest Income	36,934,111	33,072,075	29,786,905
Interest Expense:
NOW and Money Market Accounts	2,060,844	1,164,373	584,425
Statement Savings Accounts	73,961	54,173	41,819
Certificate Accounts	4,308,596	2,643,555	1,920,182
FHLB Advances and Other Borrowings	961,947	670,486	571,810
Interest Expense, Other	35,515	231,958	419,732
Senior Convertible Debentures	483,520	483,520	486,031
Junior Subordinated Debentures	216,492	201,354	151,302
Total Interest Expense	8,311,500	5,449,419	4,175,301
Net Interest Income	28,622,611	27,622,656	25,611,604
Provision for Loan Losses	(375,000)	(925,000)	(300,000)
Net Interest Income After Provision For Loan Losses	28,247,611	26,697,656	25,311,604
Non-Interest Income:
Gain on Sale of Investment Securities	819,053	573,266	494,146
Gain on Sale of Loans	1,728,741	1,250,530	1,179,837
Service Fees on Deposit Accounts	1,069,470	1,060,159	1,048,345
Commissions From Insurance Agency	674,991	682,367	584,020
Trust Income	1,061,200	974,000	796,000
BOLI Income	678,609	540,000	1,160,133
Check card revenue	1,449,416	1,284,954	1,138,501
Grant Revenue	478,049	343,078	227,282
Other	1,137,614	960,792	716,019
Total Non-Interest Income	9,097,143	7,669,146	7,344,283
Non-Interest Expense:
Compensation and Employee Benefits	16,838,702	15,504,020	14,375,064
Occupancy	2,354,347	2,228,521	2,180,404
Advertising	796,213	546,799	596,440
Depreciation and Maintenance of Equipment	2,601,104	2,307,555	2,057,038
FDIC Insurance Premiums	84,022	278,287	185,541
Net (Recovery) Cost of Operation of OREO	(65,772)	(361,513)	9,729
Payments of FHLBank Borrowings, Financing Activities	0
Other	5,262,101	5,086,386	4,897,871
Total Non-Interest Expense	27,870,717	25,590,055	24,302,087
Income Before Income Taxes	9,474,037	8,776,747	8,353,800
Provision For Income Taxes	1,679,550	1,569,526	1,829,267
income tax expense excluding adjustment		1,569,526
Write down of deferred tax asset	0	0	606,193
Net Income	7,794,487	7,207,221	$ 5,918,340
Net Income Available To Common Shareholders	$ 7,794,487	$ 7,207,221
Net Income Per Common Share (Basic)	$ 2.64	$ 2.44	$ 2.01
Net Income Per Common Share (Diluted)	2.50	2.32	1.91
Cash Dividend Per Share On Common Stock	$ 0.40	$ 0.36	$ 0.36
Weighted Average Shares Outstanding (Basic)	2,955,737	2,953,446	2,945,918
Weighted Average Shares Outstanding (Diluted)	3,257,937	3,256,646	3,250,069